Cover	Mar. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2021
Entity File Number	001-35358
Entity Registrant Name	TC PipeLines, LP
Entity Central Index Key	0001075607
Entity Tax Identification Number	52-2135448
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	700 Louisiana Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002-2761
City Area Code	877
Local Phone Number	290-2772
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units representing limited partner interests
Trading Symbol	TCP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false